A&D Mortgage Trust 2026-NQM7 ABS-15G

Exhibit 99.3

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
1730	XXXXX		A	A	A	A	A	A	A	A	Closed	FCRE8999	2025-09-16 10:07	2025-09-18 10:29	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1730	XXXXX		A	A	A	A	A	A	A	A	Closed	FPRO8998	2025-09-16 10:07	2025-09-18 10:29	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1730	XXXXX		A	A	A	A	A	A	A	A	Closed	FCOM8997	2025-09-18 10:26	2025-09-18 10:29	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1731	XXXXX	D	A	D	A	B	A	A	A	Closed	FCOM9186	2025-09-19 07:35	2025-09-26 14:28	Resolved	1 - Information	B	A	Compliance	Missing Doc	eSigned Documents Consent is Missing	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor - XX/XX/XXXX

Ready for Review-Document Uploaded. please see attached econsent - Buyer-XX/XX/XXXX

Open-The eSigned consent disclosure is missing. The eSigned documents consent is missing. Nothing in file to reflect the initial e-signature dated on or before XX/XX/XXXX. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX		XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1731	XXXXX	D	A	D	A	B	A	A	A	Closed	FCRE1201	2025-09-19 14:08	2025-09-26 14:28	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor - XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached fraud report - Buyer - XX/XX/XXXX

Open-Missing Third Party Fraud Report The loan file is missing a copy of the third party fraud report for both borrowers. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX		XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1731	XXXXX	D	A	D	A	B	A	A	A	Closed	FCRE1316	2025-09-19 14:21	2025-09-26 14:28	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor - XX/XX/XXXX
Ready for Review-Document Uploaded. Please see attached VVOE - Seller - XX/XX/XXXX
Open-Borrower 1 3rd Party VOE Prior to Close Missing The loan file is missing a 3rd party verification of employment for the borrowers additional employment of XXX . - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Please see attached VVOE - Seller-XX/XX/XXXX	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX		XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1731	XXXXX	D	A	D	A	B	A	A	A	Closed	FPRO8998	2025-09-19 14:23	2025-09-21 17:58	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1732	XXXXX	B	A	B	A	A	A	A	A	Closed	FCRE1183	2025-09-26 08:14	2025-09-29 12:45	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Resolved-Approval/Underwriting Summary is fully XXX - Due Diligence Vendor - XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached 1008 - Buyer - XX/XX/XXXX

Open-Approval/Underwriting Summary Partially Provided. The 1008 Underwriting and Transmittal Summary must be updated to reflect the final rental figures and PITI at the time of closing. - Due Diligence Vendor - XX/XX/XXXX

																						Open-Approval/Underwriting Summary Partially Provided. The 1008 Underwriting and Transmittal Summary must be updated to reflect the final rental figures and PITI at the time of closing. - Due Diligence Vendor-XXX		Resolved-Approval/Underwriting Summary is fully XXX - Due Diligence Vendor-XX/XX/XXXX			XXX	ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1732	XXXXX		B	A	B	A	A	A	A	A	Closed	FPRO8998	2025-09-26 08:19	2025-09-26 14:12	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Resolved - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XXX		Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX				ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1732	XXXXX		B	A	B	A	A	A	A	A	Closed	FCOM8997	2025-09-26 14:09	2025-09-26 14:12	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Resolved - Due Diligence Vendor - XX/XX/XXXX Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-XXX		Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX				ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1733	XXXXX		A	A	A	A	A	A	A	A	Closed	FPRO8998	2025-09-26 09:32	2025-09-26 14:07	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX				ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1733	XXXXX		A	A	A	A	A	A	A	A	Closed	FCRE8999	2025-09-26 09:32	2025-09-26 14:07	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX				ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1733	XXXXX		A	A	A	A	A	A	A	A	Closed	FCOM8997	2025-09-26 14:06	2025-09-26 14:07	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX				ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1734	XXXXX	C	A	A	A	A	A	C	A	Closed	FPRO9990	2025-09-30 14:11	2025-10-01 10:10	Resolved	1 - Information	C	A	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Resolved-Third party valuation product provided within tolerance. - Due Diligence Vendor - XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached UCDP's - Buyer - XX/XX/XXXX

																						Open-Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Third Party Valuation not provided. XXX and XXX UCDP scores not found in file. - Due Diligence Vendor-XXX		Resolved-Third party valuation product provided within tolerance. - Due Diligence Vendor-XX/XX/XXXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX Borrower has stable job time - Borrower has XXX years on job.		XXX	ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1734	XXXXX		C	A	A	A	A	A	C	A	Closed	FCOM8997	2025-09-26 14:01	2025-09-30 17:06	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX Borrower has stable job time - Borrower has XXX years on job.			ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1734	XXXXX		C	A	A	A	A	A	C	A	Closed	FCRE8999	2025-09-30 17:04	2025-09-30 17:06	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX Borrower has stable job time - Borrower has XXX years on job.			ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1735	XXXXX		A	A	A	A	A	A	A	A	Closed	FCRE8999	2025-09-30 07:38	2025-09-30 17:07	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1735	XXXXX		A	A	A	A	A	A	A	A	Closed	FPRO8998	2025-09-30 07:38	2025-09-30 17:07	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1735	XXXXX		A	A	A	A	A	A	A	A	Closed	FCOM8997	2025-09-30 17:07	2025-09-30 17:07	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1736	XXXXX	B	A	B	A	A	A	A	A	Closed	FCRE1182	2025-09-30 09:58	2025-10-01 10:14	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Resolved-Approval/Underwriting Summary is fully XXX - Due Diligence Vendor - XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached UW Approval sheet and 1008 - Buyer - XX/XX/XXXX

Open-Missing Approval/Underwriting Summary. Missing Approval/Underwriting Summary. - Due Diligence Vendor - XX/XX/XXXX

																						Open-Missing Approval/Underwriting Summary. - Due Diligence Vendor-XXX		Resolved-Approval/Underwriting Summary is fully XXX - Due Diligence Vendor-XX/XX/XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX		XXX	ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1736	XXXXX		B	A	B	A	A	A	A	A	Closed	FPRO8998	2025-09-30 10:06	2025-09-30 17:03	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1736	XXXXX		B	A	B	A	A	A	A	A	Closed	FCOM8997	2025-09-30 17:03	2025-09-30 17:03	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1737	XXXXX	B	A	B	A	B	A	A	A	Closed	FCOM9186	2025-09-30 16:51	2025-10-01 15:48	Resolved	1 - Information	B	A	Compliance	Missing Doc	eSigned Documents Consent is Missing	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor - XX/XX/XXXX
Ready for Review-Document Uploaded. The borrower esigned their initial disclosures on XX/XX/XXXX. I have attached the econsent form for XX/XX/XXXX. Borrower Authorization form that was esigned on XX/XX/XXXX was with the XXX, not with XXX. Can you please waive this condition? - Buyer - XX/XX/XXXX
Open-The eSigned consent disclosure is missing. Provide the e-consent dated on or prior to the earliest electronic signature XXX. - Due Diligence Vendor - XX/XX/XXXX
Open-The eSigned consent disclosure is missing. Provide the e-consent dated on or prior to the earliest electronic signature XXX. - Due Diligence Vendor-XXX	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 46.43% is less than Guideline LTV of 70%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.43% is less than Guideline CLTV of 70%
																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX		XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1737	XXXXX	B	A	B	A	B	A	A	A	Closed	FCRE1183	2025-09-30 16:07	2025-10-01 14:08	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Resolved-Approval/Underwriting Summary is fully XXX - Due Diligence Vendor - XX/XX/XXXX
Ready for Review-Per UW: This is an ITIN borrower. Program is marked as an XXX. Also is marked on the Transmittal Summary – NonQM ITIN borrower.  - Buyer - XX/XX/XXXX
Open-Approval/Underwriting Summary Partially Provided. The borrower's citizen status on the final loan application is selected as "non-XXX," which is not permitted under Wayfinder guidelines (Section 3.1.3). - Due Diligence Vendor - XX/XX/XXXX
Open-Approval/Underwriting Summary Partially Provided. The borrower's citizen status on the final loan application is selected as "non-XXX," which is not permitted under Wayfinder guidelines (Section 3.1.3). - Due Diligence Vendor-XXX	Resolved-Approval/Underwriting Summary is fully XXX - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 46.43% is less than Guideline LTV of 70%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.43% is less than Guideline CLTV of 70%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1737	XXXXX	B	A	B	A	B	A	A	A	Closed	FPRO8998	2025-09-30 16:07	2025-09-30 17:07	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XXX	Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 46.43% is less than Guideline LTV of 70%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.43% is less than Guideline CLTV of 70%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1738	XXXXX	D	A	D	A	B	A	A	A	Closed	FCOM9186	2025-10-02 10:10	2025-10-07 08:49	Resolved	1 - Information	B	A	Compliance	Missing Doc	eSigned Documents Consent is Missing	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached econsent - Buyer-XX/XX/XXXX

Open-The eSigned consent disclosure is missing. Provide the e-consent dated on or prior to the earliest electronic signature XX/XX/XXXX - Due Diligence Vendor-XXX	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX
																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX		XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1738	XXXXX	D	A	D	A	B	A	A	A	Closed	FCOM1233	2025-10-02 13:46	2025-10-07 08:49	Resolved	1 - Information	D	A	Credit	Missing Doc	The Final 1003 is Incomplete	Resolved-The Final 1003 is XXX - Due Diligence Vendor - XX/XX/XXXX
Ready for Review-Document Uploaded. Please see attached updated 1003 and 1008 - Buyer-XX/XX/XXXX
Open-The Final 1003 is Incomplete The final 1003 1b. gross monthly income section states the borrower qualified with XXX a month. This figure is based off of XXX months of P&L income provided. The third party completed P&L is calculated based off of XXX months of income. The final 1003 application needs to be updated using the correct XXX month income calculation. Loan closed using XXX months of P&L income documentation. - Due Diligence Vendor-XXX	Resolved-The Final 1003 is XXX - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX		XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1738	XXXXX	D	A	D	A	B	A	A	A	Closed	FPRO8998	2025-10-02 14:05	2025-10-03 16:27	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XXX	Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1739	XXXXX	C	A	C	A	A	A	A	A	Closed	FCRE1159	2025-10-06 13:16	2025-10-09 09:31	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Hazard Insurance Effective Date of XXX is prior to or equal to the Disbursement Date of XXX Or Hazard Insurance Effective Date Is Not Provided. - Due Diligence Vendor - XX/XX/XXXX

Ready for Review-Document Uploaded. This loan closed/funded on XXX. Please see attached Final Settlement Statement that shows days of interest collected starts on XXX.  - Buyer - XX/XX/XXXX

																						Open-Hazard Insurance Effective Date of XXX is after the Disbursement Date of XXX. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Hazard Insurance Effective Date of XXX is prior to or equal to the Disbursement Date of XXX Or Hazard Insurance Effective Date Is Not Provided. - Due Diligence Vendor-XX/XX/XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX		XXX	ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1739	XXXXX		C	A	C	A	A	A	A	A	Closed	FPRO8998	2025-10-06 14:14	2025-10-07 14:28	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1739	XXXXX		C	A	C	A	A	A	A	A	Closed	FCOM8997	2025-10-07 13:26	2025-10-07 14:28	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1740	XXXXX	A	A	A	A	A	A	A	A	Closed	finding-3352	2025-10-07 10:47	2025-10-08 09:17	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved- - Due Diligence Vendor - XX/XX/XXXX

Open- - Due Diligence Vendor - XX/XX/XXXX

Open- - Due Diligence Vendor - XX/XX/XXXX

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML loan with established escrows and met appraisal requirements. - Due Diligence Vendor - XX/XX/XXXX

																						Open- - Due Diligence Vendor-XXX			Borrower has stable job time - Borrower has 10.72 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1740	XXXXX		A	A	A	A	A	A	A	A	Closed	FPRO8998	2025-10-07 08:56	2025-10-07 14:28	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1740	XXXXX		A	A	A	A	A	A	A	A	Closed	FCRE8999	2025-10-07 13:27	2025-10-07 14:28	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1741	XXXXX	A	A	A	A	A	A	A	A	Closed	FCRE8999	2025-10-07 13:07	2025-10-07 14:28	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-XXX	Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																									Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX			ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1741	XXXXX	A	A	A	A	A	A	A	A	Closed	FPRO8998	2025-10-07 13:07	2025-10-07 14:28	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XXX	Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																									Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX			ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1741	XXXXX	A	A	A	A	A	A	A	A	Closed	FCOM8997	2025-10-07 13:27	2025-10-07 14:28	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-XXX	Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																									Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX			ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1742	XXXXX	D	A	D	A	C	A	A	A	Closed	FCOM9186	2025-10-08 05:36	2025-10-09 10:51	Resolved	1 - Information	B	A	Compliance	Missing Doc	eSigned Documents Consent is Missing	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor - XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached econsent - Buyer - XX/XX/XXXX

Open-The eSigned consent disclosure is missing. Documentation Required eSigned documents consent is missing for the initial disclosures signed XX/XX/XXXX or prior. - Due Diligence Vendor-XXX	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																									Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%		XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1742	XXXXX	D	A	D	A	C	A	A	A	Closed	FCRE2900	2025-10-08 11:00	2025-10-09 10:51	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower Non-US Citizen Identification Document Missing	Resolved-Borrower XXX provided. - Due Diligence Vendor - XX/XX/XXXX

Ready for Review-Document Uploaded. Per UW: There is no passport for an ITIN borrower.  We do require the ITIN letter from IRS. Please see attached ITIN - Seller - XX/XX/XXXX

Open-Non XXX Borrower is missing Identification Document. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Per XX: There is no passport for an ITIN borrower. We do require the ITIN letter from IRS. Please see attached ITIN - Seller-XX/XX/XXXX	Resolved-Borrower XXX provided. - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																									Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%		XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1742	XXXXX	D	A	D	A	C	A	A	A	Closed	finding-2962	2025-10-08 05:37	2025-10-08 12:28	Resolved	1 - Information	C	A	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX
Open-This loan failed the XXX higher-priced mortgage loan test.  (XXX, XXX Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met - Due Diligence Vendor - XX/XX/XXXX
Open- - Due Diligence Vendor - XX/XX/XXXX
Open- - Due Diligence Vendor - XX/XX/XXXX
Open- - Due Diligence Vendor-XXX	Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																									Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1742	XXXXX	D	A	D	A	C	A	A	A	Closed	finding-3352	2025-10-08 05:37	2025-10-08 12:28	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met - Due Diligence Vendor - XX/XX/XXXX

Open- - Due Diligence Vendor - XX/XX/XXXX

Open- - Due Diligence Vendor - XX/XX/XXXX

Open- - Due Diligence Vendor-XXX	Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																									Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1742	XXXXX	D	A	D	A	C	A	A	A	Closed	FPRO8998	2025-10-08 11:16	2025-10-08 12:28	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XXX	Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																									Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1743	XXXXX	C	A	A	A	C	A	A	A	Closed	FCOM9186	2025-10-08 11:37	2025-10-08 20:11	Resolved	1 - Information	B	A	Compliance	Missing Doc	eSigned Documents Consent is Missing	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor - XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached econsent - Seller - XX/XX/XXXX

																						Open-The eSigned consent disclosure is missing. The eSigned documents consent is missing for all initial disclosures e signed XX/XX/XXXX or prior. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Please see attached econsent - Seller-XX/XX/XXXX	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX		XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1743	XXXXX	C	A	A	A	C	A	A	A	Closed	finding-2962	2025-10-08 06:23	2025-10-08 12:28	Resolved	1 - Information	C	A	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX

Open- - Due Diligence Vendor - XX/XX/XXXX

Open-This loan failed the XXX higher-priced mortgage loan test.  (XXX, XXX Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met - Due Diligence Vendor - XX/XX/XXXX

Open- - Due Diligence Vendor - XX/XX/XXXX

																						Open- - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1743	XXXXX	C	A	A	A	C	A	A	A	Closed	finding-3352	2025-10-08 06:23	2025-10-08 12:28	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX

Open- - Due Diligence Vendor - XX/XX/XXXX

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met - Due Diligence Vendor - XX/XX/XXXX

Open- - Due Diligence Vendor - XX/XX/XXXX

																						Open- - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1743	XXXXX		C	A	A	A	C	A	A	A	Closed	FCRE8999	2025-10-08 09:12	2025-10-08 12:28	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1743	XXXXX		C	A	A	A	C	A	A	A	Closed	FPRO8998	2025-10-08 09:12	2025-10-08 12:28	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1744	XXXXX	D	A	D	A	A	A	A	A	Closed	FCRE3843	2025-10-07 14:32	2025-10-09 10:25	Resolved	1 - Information	D	A	Credit	Eligibility	Guideline Seasoning not Met	Resolved-The required number of months reserves are to be seasoned does meet Guideline requirement. - Due Diligence Vendor - XX/XX/XXXX

Ready for Review-Document Uploaded. Per UW; At time of CTC the borrower needed to come in with XXX for cash to close and needed XXX for Reserves. This is a total of XXX needed for this transaction.  He is receiving XXX in Gift of Equity from the Seller which leaves XXX to cover the remaining cash to close & reserve requirements.  He has XXX in verified assets.                                         - Buyer - XX/XX/XXXX

																						Open- The required number of months reserves are to be seasoned does not meet Guideline requirement. All assets need for cash to close and reserves are missing from the loan file - Due Diligence Vendor-XXX		Resolved-The required number of months reserves are to be seasoned does meet Guideline requirement. - Due Diligence Vendor-XX/XX/XXXX			XXX	ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1744	XXXXX	D	A	D	A	A	A	A	A	Closed	FCRE0382	2025-10-07 14:32	2025-10-09 10:25	Resolved	1 - Information	C	A	Credit	Data	Assets do not meet guideline requirements	Resolved-Funds are found to meet guidelines. - Due Diligence Vendor - XX/XX/XXXX
Ready for Review-Document Uploaded. Per UW: The borrower did have sufficient assets at closing to meet program requirements.  On Pg XXX Section XXX of the URLA, you will see that the borrower was receiving XXX in Gift of Equity toward the purchase.  This is documented with the Gift Letter in the file.

In addition, on Pg XXX Section 2 you will see the borrower has XXX of his own funds.  XXX statement verifying these assets are in the file. - Seller - XX/XX/XXXX
Open-When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. All assets need for cash to close and reserves are missing from the loan file - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Per UW: The borrower did have sufficient assets at closing to meet program requirements. On Pg XXX Section XXX of the URLA, you will see that the borrower was receiving $XXX in Gift of Equity toward the purchase. This is documented with the Gift Letter in the file.

In addition, on Pg XXX Section 2 you will see the borrower has $XXX of his own funds.  His bank statement verifying these assets are in the file. - Seller-XX/XX/XXXX
																								Resolved-Funds are found to meet guidelines. - Due Diligence Vendor-XX/XX/XXXX			XXX	ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1744	XXXXX	D	A	D	A	A	A	A	A	Closed	FCRE1248	2025-10-07 14:00	2025-10-09 10:06	Resolved	1 - Information	C	A	Credit	Eligibility	Purchase is not considered to be an Arm's Length Transaction	Resolved-Purchase is considered to be an Arm's Length Transaction, or Not Applicable - Due Diligence Vendor - XX/XX/XXXX
Ready for Review-Document Uploaded. Per UW: Guidelines allow Gifts of Equity and say that Gift Funds are not permitted from any donor that is a party to the transaction other than a Gift of Equity from the Seller.  Below is a snip from Section 8.9 of the XXX guidelines. Please see attached guideline snippet - Buyer - XX/XX/XXXX
																						Open-Purchase is not considered to be an Arm's Length Transaction The purchase transaction is between related parties. Guidelines state any transaction involving a personal relationship or business relations between the Borrower and any interested party are not permitted. - Due Diligence Vendor-XXX		Resolved-Purchase is considered to be an Arm's Length Transaction, or Not Applicable - Due Diligence Vendor-XX/XX/XXXX			XXX	ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1744	XXXXX		D	A	D	A	A	A	A	A	Closed	FPRO8998	2025-10-07 14:42	2025-10-08 12:28	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX				ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1744	XXXXX		D	A	D	A	A	A	A	A	Closed	FCOM8997	2025-10-08 11:40	2025-10-08 12:28	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-XXX		Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX				ATR/QM: Exempt	ATR/QM: Exempt	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1745	XXXXX	B	A	A	A	B	A	A	A	Closed	FCOM9186	2025-10-14 10:30	2025-10-16 15:23	Resolved	1 - Information	B	A	Compliance	Missing Doc	eSigned Documents Consent is Missing	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor - XX/XX/XXXX

Ready for Review-Document Uploaded. please see attached econsent - Buyer - XX/XX/XXXX

Open-The eSigned consent disclosure is missing. Documentation Required- Missing eSigned documents consent.  Intent to Proceed was electronically signed on XX/XX/XXXX. - Due Diligence Vendor - XX/XX/XXXX

Open-The eSigned consent disclosure is missing. Documentation Required- Missing eSigned documents consent. Intent to Proceed was electronically signed on XX/XX/XXXX. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-XX/XX/XXXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

																									Borrower has stable job time - Borrower has XXX years on job.		XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1745	XXXXX	B	A	A	A	B	A	A	A	Closed	FPRO8998	2025-10-15 11:51	2025-10-15 12:26	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XXX	Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

																									Borrower has stable job time - Borrower has XXX years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1745	XXXXX	B	A	A	A	B	A	A	A	Closed	FCRE8999	2025-10-15 11:51	2025-10-15 12:26	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-XXX	Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

																									Borrower has stable job time - Borrower has XXX years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1746	XXXXX	B	A	A	A	B	A	A	A	Closed	FCOM9186	2025-10-14 13:20	2025-10-16 15:24	Resolved	1 - Information	B	A	Compliance	Missing Doc	eSigned Documents Consent is Missing	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor - XX/XX/XXXX
Ready for Review-Document Uploaded. Please see attached econsent signed in XXX - Buyer - XX/XX/XXXX
Open-The eSigned consent disclosure is missing. Provide the e-consent dated on or prior to the earliest electronic signature XXX - Due Diligence Vendor - XX/XX/XXXX
Open-The eSigned consent disclosure is missing. Provide the e-consent dated on or prior to the earliest electronic signature XXX - Due Diligence Vendor-XX/XX/XXXX	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-XX/XX/XXXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 50.03% is less than Guideline LTV of 85%

																									Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.03% is less than Guideline CLTV of 85%		XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1746	XXXXX	B	A	A	A	B	A	A	A	Closed	FCRE8999	2025-10-14 15:29	2025-10-15 12:29	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 50.03% is less than Guideline LTV of 85%

																									Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.03% is less than Guideline CLTV of 85%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1746	XXXXX	B	A	A	A	B	A	A	A	Closed	FPRO8998	2025-10-14 15:29	2025-10-15 12:29	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 50.03% is less than Guideline LTV of 85%

																									Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.03% is less than Guideline CLTV of 85%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1747	XXXXX	C	A	A	A	C	A	A	A	Closed	finding-3352	2025-10-17 20:03	2025-10-22 08:19	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Appraisal delivery provided; HPML compliant; Exception resolved - Due Diligence Vendor - XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached proof of Appraisal Delivery - Seller - XX/XX/XXXX

Open- - Due Diligence Vendor - XX/XX/XXXX

Open- - Due Diligence Vendor - XX/XX/XXXX

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  HPML with established escrows, however appraisal requirements not met.  Need proof of appraisal delivery.
 - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Please see attached proof of Appraisal Delivery - Seller-10/20/2025	Resolved-Appraisal delivery provided; HPML compliant; Exception resolved - Due Diligence Vendor-XX/XX/XXXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX

Borrower has stable job time - Borrower has XXX years on job.

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX		XXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1747	XXXXX	C	A	A	A	C	A	A	A	Closed	FCOM3531	2025-10-17 20:07	2025-10-22 08:19	Resolved	1 - Information	C	A	Compliance	TRID	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Resolved-Evidence of Appraisal Delivery to the Borrower Provided. - Due Diligence Vendor - XX/XX/XXXX
Ready for Review-Document Uploaded. Please see attached proof of Appraisal Delivery - Seller - XX/XX/XXXX
Open-Evidence of Appraisal Delivery to the Borrower Not Provided. HPML is not compliant due to missing evidence of borrower receipt of appraisal at least XXX prior to consummation. - Due Diligence Vendor - XX/XX/XXXX
Open-Evidence of Appraisal Delivery to the Borrower Not Provided. HPML is not compliant due to missing evidence of borrower receipt of appraisal at least XXX prior to consummation. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Please see attached proof of Appraisal Delivery - Seller-10/20/2025	Resolved-Evidence of Appraisal Delivery to the Borrower Provided. - Due Diligence Vendor-XX/XX/XXXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX

Borrower has stable job time - Borrower has XXX years on job.

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX		XXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1747	XXXXX	C	A	A	A	C	A	A	A	Closed	FCOM3849	2025-10-17 19:55	2025-10-22 08:19	Resolved	1 - Information	B	A	Compliance	Disclosure	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	Resolved-Evidence of appraisal delivery provided. - Due Diligence Vendor - XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached proof of Appraisal Delivery - Buyer - XX/XX/XXXX

Open-The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR  1002.14(a)(1)). Documentation required to clear exception.  Evidence appraisal delivery within XXX prior to consummation.
 - Due Diligence Vendor - XX/XX/XXXX

Open-The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR  1002.14(a)(1)). Documentation required to clear exception.  Evidence appraisal delivery within XXX prior to consummation.
- Due Diligence Vendor-XX/XX/XXXX	Resolved-Evidence of appraisal delivery provided. - Due Diligence Vendor-XX/XX/XXXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX

Borrower has stable job time - Borrower has XXX years on job.

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX		XXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1747	XXXXX	C	A	A	A	C	A	A	A	Closed	FCRE8999	2025-10-17 11:15	2025-10-20 16:01	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX

Borrower has stable job time - Borrower has XXX years on job.

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A
1747	XXXXX	C	A	A	A	C	A	A	A	Closed	FPRO8998	2025-10-17 11:15	2025-10-20 16:01	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Compliant - Due Diligence Vendor - XX/XX/XXXX Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Compliant - Due Diligence Vendor-XX/XX/XXXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX
Borrower has stable job time - Borrower has XXX years on job.
																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XXXXXX	XXX	XXX	XXX	XXX	N/A	N/A